Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 15,388	[1]	$ 292,362	[1]	$ (1,085,853)	$ 17,599		$ (760,504)
Balance, shares at Dec. 31, 2019	[1]	15,387,632
Shares issued for conversion of related party loan		$ 24	[1]	995,125	[1]				995,149
Shares issued for conversion of related party loan, shares	[1]	24,272
Shares issued for acquisition of subsidiary		$ 243	[1]	9,773,746	[1]				9,773,989
Shares issued for acquisition of subsidiary, shares	[1]	243,134
Noncontrolling interests arising from acquisition of subsidiary			[1]		[1]			549,033	549,033
Net income			[1]		[1]	(3,255,564)		(391,789)	(3,647,353)
Foreign currency translation adjustment			[1]		[1]		282,666	38,671	321,337
Balance at Dec. 31, 2020	[2]	$ 15,655	[1]	11,061,233	[1]	(4,341,417)	300,265	195,915	7,231,651
Balance shares at Dec. 31, 2020	[1]	15,655,038
Net income						305,254		30,320	335,574
Foreign currency translation adjustment							(6,067)	(603)	(6,670)
Balance at Mar. 31, 2021	[2]	$ 15,655		11,061,233		(4,036,163)	294,198	225,632	7,560,555
Balance shares at Mar. 31, 2021		15,655,038
Balance at Dec. 31, 2020	[2]	$ 15,655	[1]	11,061,233	[1]	(4,341,417)	300,265	195,915	7,231,651
Balance, shares at Dec. 31, 2020	[1]	15,655,038
Net income			[1]		[1]	1,779,736		183,733	1,963,469
Foreign currency translation adjustment			[1]		[1]		244,040	25,194	269,234
Balance at Dec. 31, 2021		$ 15,655	[1]	11,061,233	[1]	(2,561,681)	544,305	404,842	9,464,354
Balance shares at Dec. 31, 2021	[1]	15,655,038
Net income						148,676		27,283	175,959
Foreign currency translation adjustment							8,972	1,748	10,720
Balance at Mar. 31, 2022		$ 15,655		$ 11,061,233		$ (2,413,005)	$ 553,277	$ 433,873	$ 9,651,033
Balance shares at Mar. 31, 2022		15,655,038

[1]	Given effect of the Reverse Stock Split, see Note 12.
[2]	Given effect of the Reverse Stock Split, see Note 10